Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2021	2020	2019
	$m	$m	$m
At 1 January	39	58	89
Additions	92	8	74
Share of after tax losses	(64)	(27)	(116)
Exchange and other adjustments	2	–	11
At 31 December	69	39	58

On 29 January 2021, AstraZeneca entered into an agreement with IHP Holdings Limited to create and run an online platform (iHospital) offering consultations with physicians, repeat prescriptions and e-pharmacy in China. The agreement resulted in the formation of a new entity, IHP HK Holdings Limited. AstraZeneca contributed $30m in initial funds and holds a 50% interest in the associate entity.

On 1 December 2020, AstraZeneca and China International Capital Corporation (CICC) entered into an agreement to set up a Global Healthcare Industrial Fund to drive healthcare system innovation by leveraging local capital and accelerating China-related innovation incubation. The agreement resulted in the formation of a new entity, Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership). AstraZeneca holds a 22% interest in the associate entity and contributed $1m in initial funds in 2020, with a further contribution of $45m made in 2021.

On 23 September 2021, AstraZeneca entered into an agreement with VaxEquity Limited to collaborate and develop self-amplifying RNA technology with the aim of generating treatments for target diseases. AstraZeneca has contributed $14m in initial funds and holds a 40% interest in the associate entity.

On 23 February 2018, AstraZeneca entered into an agreement with a consortium of investors to form a new, US-domiciled standalone company called Viela Bio. This agreement was to divest a number of assets in MedImmune’s non-core inflammation and autoimmunity portfolio to Viela Bio, including MEDI-551, which is an advanced Phase IIb/III asset, and a number of other clinical and pre-clinical assets. AstraZeneca contributed $142m in initial funds and held an initial 45% interest in the joint venture. Viela Bio completed an IPO on 7 October 2019 with AstraZeneca investing $8m. After the IPO, AstraZeneca’s holding was reduced to 29%. In May 2020, Viela Bio completed a follow-on financing reducing AstraZeneca’s holding to 26.7% with one member on a board size of seven. Given the shareholding and board representation, the investment was treated as an associate. In February 2021, AstraZeneca agreed to divest its 26.7% ownership in Viela Bio, as part of the acquisition of Viela Bio by Horizon Therapeutics plc. AstraZeneca received cash proceeds and profit of $776m upon closing with the profit recorded as Other operating income. Prior to divestment, the Group provided transitional research and development services to Viela Bio, comprising $nil (2020: $3m; 2019: $13m) of services provided directly by the Group and $1m (2020: $15m; 2019: $24m) of passed-through third-party costs incurred by the Group on behalf of Viela Bio.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help address unmet medical needs globally, and to bring innovative new medicines to patients in China more quickly. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Limited (Dizal). AstraZeneca contributed $55m in initial funds and held an initial 48% interest in the joint venture. An additional contribution of $25m was made in 2019. In July 2020, Dizal completed a follow-on financing reducing AstraZeneca's holding to 30%. Dizal completed an IPO in December 2021, reducing AstraZeneca’s holding to 27% with two members on a board size of eleven. Given the shareholding and board representation, the investment continues to be treated as an associate.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited (Centus). Since its establishment, AstraZeneca has contributed $130m in cash to the joint venture entity and has a 50% interest in the joint venture. At the end of the year Centus had net assets of $4m, of which AstraZeneca’s share is $2m, and the investment is held at $nil value.

On 30 April 2014, AstraZeneca entered into a joint venture agreement with Samsung Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Archigen Biotech Limited (Archigen). Since its establishment, AstraZeneca has contributed $131m in cash to the joint venture entity and has a 50% interest in the joint venture. At the end of the year Archigen had net assets of $3m, of which AstraZeneca’s share is $2m, and the investment is held at $nil value.

All investments are accounted for using the equity method. At 31 December 2021, unrecognised losses in associates and joint ventures totalled $73m (2020: $56m; 2019: $3m) which have not been recognised due to the investment carrying value reaching $nil value.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2021	2020	2019
	$m	$m	$m
Non-current assets	215	324	298
Current assets	506	552	447
Total liabilities	(99)	(105)	(89)
Net assets	622	771	656
Amount attributable to AstraZeneca	65	38	64
Exchange adjustments	4	1	(6)
Carrying value of investments in associates and joint ventures	69	39	58